Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 10, 2020
Entity Registrant Name	dei_EntityRegistrantName	JACKSON VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2020
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
JNL/VanEck International Gold Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/VanEck International Gold Fund, please delete “Tax risk”.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated January 10, 2020
To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/VanEck International Gold Fund, please delete “Tax risk”.

This Supplement is dated January 10, 2020.